Realized and net change in unrealized gains and (losses) on digital assets	12 Months Ended
Dec. 31, 2025
Realized and Net Change in Unrealized Gains and (Losses) on Digital Assets [Abstract]
Realized and net change in unrealized gains and (losses) on digital assets
16.	Realized and net change in unrealized gains and (losses) on digital assets

	Year ended December 31,
	2025	2024
Realized gain on digital assets	$49,635,380	$306,744,938
Unrealized loss on digital assets	(283,624,873)	(54,704,565)
	$(233,989,493)	$252,040,373